VARIABLE INTEREST ENTITIES - Interest Income and Expense Recognized as a Result of Our Involvement with Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Variable Interest Entity [Line Items]
Interest income	$ 128	$ 120	$ 118
Administrative expenses	110	$ 105	$ 106
Variable Interest Entity
Variable Interest Entity [Line Items]
Interest income	101
Interest expense to investors	20
Debt issuance cost amortization	5
Administrative expenses	1
Variable Interest Entity | Vacation Ownership Notes Receivable Securitizations
Variable Interest Entity [Line Items]
Interest income	99
Interest expense to investors	19
Debt issuance cost amortization	4
Administrative expenses	1
Variable Interest Entity | Warehouse Credit Facility
Variable Interest Entity [Line Items]
Interest income	2
Interest expense to investors	1
Debt issuance cost amortization	1
Administrative expenses	$ 0